Derivatives - fair value of the hedging derivative (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of the hedging derivative
Derivative financial assets	£ 160,843	£ 246,981
Derivative financial liabilities	154,506	236,475
Fair value hedging
Fair value of the hedging derivative
Derivative financial assets	160,843	246,981
Derivative financial liabilities	154,506	236,475
Derivatives
Fair value of the hedging derivative
Derivative financial assets	2,967	4,789
Derivative financial liabilities	3,571	4,057
Exchange rate contracts | Spot, forwards and futures | Fair value hedging
Fair value of the hedging derivative
Notional amount	1,900,000	2,271,000
Derivative financial assets	19,283	35,817
Derivative financial liabilities	19,172	33,986
Exchange rate contracts | Currency swaps | Fair value hedging
Fair value of the hedging derivative
Notional amount	666,000	821,000
Derivative financial assets	11,163	22,139
Derivative financial liabilities	13,534	25,053
Exchange rate contracts | Options purchased | Fair value hedging
Fair value of the hedging derivative
Notional amount	419,000	670,000
Derivative financial assets	8,765	17,486
Exchange rate contracts | Options written | Fair value hedging
Fair value of the hedging derivative
Notional amount	440,000	683,000
Derivative financial liabilities	8,975	18,109
Exchange rate contracts | Derivatives | Cash flow hedging
Fair value of the hedging derivative
Derivative financial assets	63	259
Derivative financial liabilities	37
Exchange rate contracts | Derivatives | Net investment hedging
Fair value of the hedging derivative
Derivative financial assets	11	86
Derivative financial liabilities	28	26
Interest rate contracts | Options purchased | Fair value hedging
Fair value of the hedging derivative
Notional amount	1,162,000	1,518,000
Derivative financial assets	21,733	31,457
Interest rate contracts | Options written | Fair value hedging
Fair value of the hedging derivative
Notional amount	1,032,000	1,181,000
Derivative financial liabilities	21,021	31,298
Interest rate contracts | Interest rate swaps | Fair value hedging
Fair value of the hedging derivative
Notional amount	8,058,000	11,523,000
Derivative financial assets	99,065	139,004
Derivative financial liabilities	91,025	127,151
Interest rate contracts | Futures and forwards | Fair value hedging
Fair value of the hedging derivative
Notional amount	1,764,000	2,403,000
Derivative financial assets	147	63
Derivative financial liabilities	114	36
Interest rate contracts | Derivatives | Fair value hedging
Fair value of the hedging derivative
Derivative financial assets	904	1,365
Derivative financial liabilities	2,211	2,612
Interest rate contracts | Derivatives | Cash flow hedging
Fair value of the hedging derivative
Derivative financial assets	1,989	3,079
Derivative financial liabilities	1,295	1,419
Credit derivatives | Fair value hedging
Fair value of the hedging derivative
Notional amount	38,000	42,000
Derivative financial assets	531	682
Derivative financial liabilities	558	557
Equity and commodity contracts | Fair value hedging
Fair value of the hedging derivative
Notional amount	3,000	21,000
Derivative financial assets	156	333
Derivative financial liabilities	£ 107	£ 285